Schedule of Investments
(unaudited)
January 31, 2025
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Knollwood CDO Ltd., Series 2004-1A, Class C,
(US Prime Rate at 0.00% Floor + 3.20%),
10.70%, 01/10/39
(a) (b)
............... USD 238 $ —
Total Asset-Backed Securities — 0.0%
(Cost: $ 208,096 ) ................................. —
Shares
Shares
Common Stocks
Aerospace & Defense — 2.3%
Airbus SE ......................... 14,055 2,431,115
Axon Enterprise, Inc.
(c)
................ 2,193 1,430,231
BAE Systems plc .................... 119,974 1,813,555
Boeing Co. (The)
(c)
................... 12,938 2,283,816
Curtiss-Wright Corp. .................. 4,604 1,597,312
Dassault Aviation SA ................. 817 184,358
GE Aerospace ...................... 27,949 5,689,578
General Dynamics Corp. ............... 18,953 4,870,542
HEICO Corp. , Class A ................. 5,310 1,010,652
Kongsberg Gruppen ASA .............. 1,320 156,688
L3Harris Technologies, Inc. ............. 774 164,096
Loar Holdings, Inc.
(c)
.................. 643 51,106
Lockheed Martin Corp. ................ 14,393 6,663,239
Northrop Grumman Corp. .............. 15,443 7,524,910
Rheinmetall AG ..................... 3,939 3,079,644
Rolls-Royce Holdings plc
(c)
............. 460,311 3,432,150
RTX Corp. ........................ 61,286 7,902,830
Saab AB , Class B ................... 7,481 161,714
Safran SA ......................... 7,398 1,833,938
Spirit AeroSystems Holdings, Inc. , Class A
(c)
.. 2,475 84,175
Thales SA ......................... 1,589 257,220
TransDigm Group, Inc. ................ 1,438 1,946,103
54,568,972
Air Freight & Logistics — 0.4%
FedEx Corp. ....................... 5,171 1,369,643
United Parcel Service, Inc. , Class B ....... 68,292 7,800,995
9,170,638
Automobile Components — 0.0%
Cie Generale des Etablissements Michelin SCA 10,704 372,253
QuantumScape Corp. , Class A
(c) (d)
........ 7,696 39,789
412,042
Automobiles — 0.9%
Ferrari NV ........................ 1,361 583,916
Harley-Davidson, Inc. ................. 2,534 68,570
Lucid Group, Inc.
(c)
................... 21,193 58,493
Renault SA ........................ 3,825 196,367
Stellantis NV ....................... 39,014 520,910
Tesla, Inc.
(c)
........................ 42,591 17,232,319
Toyota Motor Corp. .................. 156,700 2,972,524
21,633,099
Banks — 3.9%
ABN AMRO Bank NV , CVA
(b) (e)
........... 75,746 1,270,496
ANZ Group Holdings Ltd. .............. 11,214 211,761
Banco Bilbao Vizcaya Argentaria SA ....... 115,610 1,316,215
Banco de Sabadell SA ................ 130,163 306,817
Banco Santander SA ................. 279,580 1,432,709
Bank Leumi Le-Israel BM .............. 20,275 253,740
Bank of America Corp. ................ 226,102 10,468,523
Bank of Ireland Group plc .............. 11,494 114,206
Banque Cantonale Vaudoise (Registered) ... 2,110 212,931
Barclays plc ....................... 254,363 932,240
Security
Shares
Shares Value
Banks (continued)
BNP Paribas SA .................... 29,546 $ 2,018,278
BOC Hong Kong Holdings Ltd. ........... 213,000 692,406
BOK Financial Corp. .................. 485 53,554
CaixaBank SA ...................... 40,389 244,489
Citigroup, Inc. ...................... 40,027 3,259,399
Citizens Financial Group, Inc. ........... 47,668 2,267,567
Comerica, Inc. ...................... 3,408 229,427
Commerzbank AG ................... 49,269 951,338
Commonwealth Bank of Australia ......... 43,451 4,287,843
Credit Agricole SA ................... 18,929 284,965
DBS Group Holdings Ltd. .............. 32,560 1,065,752
FinecoBank Banca Fineco SpA .......... 23,610 448,239
First Hawaiian, Inc. .................. 2,719 75,099
Hang Seng Bank Ltd. ................. 53,400 669,133
HSBC Holdings plc .................. 341,386 3,565,477
Huntington Bancshares, Inc. ............ 25,416 437,155
ING Groep NV ...................... 218,807 3,636,767
Intesa Sanpaolo SpA ................. 599,821 2,596,224
JPMorgan Chase & Co. ............... 44,487 11,891,375
KBC Group NV ..................... 6,008 460,860
KeyCorp .......................... 18,246 328,063
Mitsubishi UFJ Financial Group, Inc. ....... 560,700 7,090,835
Mizuho Financial Group, Inc. ............ 114,450 3,151,475
NatWest Group plc ................... 162,961 868,852
Nordea Bank Abp ................... 164,501 1,956,584
NU Holdings Ltd. , Class A
(c)
............. 68,235 903,431
PNC Financial Services Group, Inc. (The) ... 3,625 728,444
Regions Financial Corp. ............... 13,733 338,381
Resona Holdings, Inc. ................ 50,100 371,864
Skandinaviska Enskilda Banken AB , Class A . 13,262 187,979
Societe Generale SA ................. 8,844 286,281
Standard Chartered plc ................ 43,427 584,072
Sumitomo Mitsui Financial Group, Inc. ...... 217,100 5,350,018
Sumitomo Mitsui Trust Group, Inc. ........ 105,900 2,662,889
Svenska Handelsbanken AB , Class A ...... 214,761 2,376,047
Swedbank AB , Class A ................ 34,506 751,314
TFS Financial Corp. .................. 1,094 15,010
Truist Financial Corp. ................. 30,661 1,460,077
UniCredit SpA ...................... 40,056 1,839,502
United Overseas Bank Ltd. ............. 15,900 437,086
US Bancorp ....................... 45,491 2,173,560
Westpac Banking Corp. ............... 52,455 1,088,380
90,605,129
Beverages — 0.1%
Boston Beer Co., Inc. (The) , Class A
(c)
...... 185 46,374
Brown-Forman Corp. , Class A ........... 1,028 34,253
Coca-Cola HBC AG .................. 12,063 418,759
Diageo plc ........................ 34,042 1,014,126
Pernod Ricard SA ................... 3,592 410,240
1,923,752
Biotechnology — 1.4%
AbbVie, Inc. ....................... 48,524 8,923,564
Alnylam Pharmaceuticals, Inc.
(c)
.......... 4,503 1,221,709
Amgen, Inc. ....................... 14,772 4,216,224
Apellis Pharmaceuticals, Inc.
(c)
........... 2,229 64,663
Argenx SE
(c)
....................... 1,464 966,441
Biogen, Inc.
(c)
...................... 6,284 904,456
BioMarin Pharmaceutical, Inc.
(c)
.......... 8,355 529,373
CSL Ltd. .......................... 20,217 3,490,320
Genmab A/S
(c)
...................... 3,563 700,333
Gilead Sciences, Inc. ................. 50,591 4,917,445
GRAIL, Inc.
(c) (d)
..................... 567 17,169
Halozyme Therapeutics, Inc.
(c)
........... 2,979 168,731
Incyte Corp.
(c)
...................... 13,700 1,015,992

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Natera, Inc.
(c)
....................... 6,673 $ 1,180,587
Neurocrine Biosciences, Inc.
(c)
........... 3,573 542,453
Regeneron Pharmaceuticals, Inc.
(c)
........ 1,890 1,271,932
Sarepta Therapeutics, Inc.
(c)
............ 3,694 420,082
Ultragenyx Pharmaceutical, Inc.
(c)
......... 1,895 81,542
United Therapeutics Corp.
(c)
............. 2,683 942,189
31,575,205
Broadline Retail — 2.9%
Amazon.com, Inc.
(c)
.................. 242,447 57,624,803
Coupang, Inc. , Class A
(c)
............... 24,834 583,847
Etsy, Inc.
(c)
........................ 18,514 1,016,604
Kohl's Corp. ....................... 2,331 30,792
MercadoLibre, Inc.
(c)
.................. 1,900 3,652,161
Nordstrom, Inc. ..................... 2,164 52,369
Prosus NV , Class N .................. 70,567 2,695,486
Wesfarmers Ltd. .................... 59,288 2,792,726
68,448,788
Building Products — 0.6%
Allegion plc ........................ 7,022 932,030
Assa Abloy AB , Class B ............... 85,465 2,618,333
Belimo Holding AG (Registered) .......... 172 125,515
Cie de Saint-Gobain SA ............... 7,830 734,246
Hayward Holdings, Inc.
(c)
............... 3,009 45,316
Johnson Controls International plc ........ 14,097 1,099,566
Kingspan Group plc .................. 1,676 116,267
Masco Corp. ....................... 25,659 2,034,245
Owens Corning ..................... 5,425 1,001,184
Trane Technologies plc ................ 15,803 5,732,538
14,439,240
Capital Markets — 3.4%
3i Group plc ....................... 27,177 1,305,675
Ameriprise Financial, Inc. .............. 9,448 5,133,665
Amundi SA
(b) (e)
...................... 2,815 198,164
Ares Management Corp. , Class A ......... 3,967 786,339
Blackstone, Inc. , Class A ............... 15,478 2,741,309
Carlyle Group, Inc. (The) ............... 4,686 263,166
Charles Schwab Corp. (The) ............ 49,773 4,117,223
CME Group, Inc. , Class A .............. 26,208 6,198,716
Coinbase Global, Inc. , Class A
(c)
.......... 5,079 1,479,665
Daiwa Securities Group, Inc. ............ 55,700 403,221
Deutsche Bank AG (Registered) .......... 115,871 2,267,924
Deutsche Boerse AG ................. 5,642 1,393,788
Euronext NV
(b) (e)
..................... 2,891 335,781
Goldman Sachs Group, Inc. (The) ........ 5,590 3,579,836
Hargreaves Lansdown plc .............. 8,489 115,687
Hong Kong Exchanges & Clearing Ltd. ..... 20,300 794,536
Interactive Brokers Group, Inc. , Class A ..... 1,425 309,852
Intercontinental Exchange, Inc. .......... 55,186 8,820,378
Invesco Ltd. ....................... 10,740 206,530
Janus Henderson Group plc ............ 14,909 669,861
Japan Exchange Group, Inc. ............ 29,800 314,873
KKR & Co., Inc. ..................... 11,159 1,864,334
Lazard, Inc. ....................... 3,244 176,376
London Stock Exchange Group plc ........ 10,115 1,505,193
Macquarie Group Ltd. ................. 15,008 2,220,172
Moody's Corp. ...................... 11,622 5,804,492
Morgan Stanley ..................... 62,889 8,705,724
MSCI, Inc. ........................ 3,337 1,991,422
Nasdaq, Inc. ....................... 42,495 3,499,038
Nomura Holdings, Inc. ................ 316,800 2,059,639
Partners Group Holding AG ............. 238 361,558
S&P Global, Inc. .................... 11,624 6,060,870
SBI Holdings, Inc. ................... 14,800 426,637
Security
Shares
Shares Value
Capital Markets (continued)
Schroders plc ...................... 67,265 $ 293,747
St. James's Place plc ................. 19,183 249,104
State Street Corp. ................... 13,120 1,333,254
UBS Group AG (Registered) ............ 52,972 1,867,768
Virtu Financial, Inc. , Class A ............. 1,758 70,425
XP, Inc. , Class A .................... 8,718 119,001
80,044,943
Chemicals — 0.1%
Air Liquide SA ...................... 7,414 1,295,091
Arkema SA ........................ 2,623 209,053
Ashland, Inc. ....................... 1,039 65,966
Chemours Co. (The) .................. 3,196 60,692
Croda International plc ................ 3,304 136,089
Givaudan SA (Registered) .............. 179 783,610
Huntsman Corp. .................... 3,503 58,955
NewMarket Corp. .................... 144 71,715
Scotts Miracle-Gro Co. (The) ............ 911 64,644
2,745,815
Commercial Services & Supplies — 1.1%
Brambles Ltd. ...................... 113,697 1,389,433
Cintas Corp. ....................... 33,333 6,685,600
Clean Harbors, Inc.
(c)
................. 1,994 464,602
GFL Environmental, Inc. ............... 8,439 364,073
MSA Safety, Inc. .................... 791 130,301
RB Global, Inc. ..................... 3,924 351,120
Republic Services, Inc. ................ 12,669 2,747,526
Rollins, Inc. ........................ 4,737 234,482
Veralto Corp. ....................... 24,866 2,570,896
Vestis Corp. ....................... 2,775 38,794
Waste Connections, Inc. ............... 9,259 1,701,526
Waste Management, Inc. ............... 42,082 9,268,981
25,947,334
Communications Equipment — 0.5%
Arista Networks, Inc.
(c)
................ 11,706 1,348,882
Cisco Systems, Inc. .................. 114,820 6,958,092
Juniper Networks, Inc. ................ 6,980 243,323
Motorola Solutions, Inc. ............... 6,461 3,031,824
Ubiquiti, Inc. ....................... 90 36,319
11,618,440
Construction & Engineering — 0.6%
AECOM .......................... 36,228 3,819,880
API Group Corp.
(c)
................... 9,575 365,286
Bouygues SA ...................... 5,267 167,419
Comfort Systems USA, Inc. ............. 3,098 1,353,052
Dycom Industries, Inc.
(c)
............... 2,158 408,207
Eiffage SA ........................ 3,884 346,984
EMCOR Group, Inc. .................. 3,068 1,374,648
Everus Construction Group, Inc.
(c)
......... 1,084 74,590
Ferrovial SE ....................... 33,625 1,435,226
Fluor Corp.
(c)
....................... 7,060 340,363
Kajima Corp. ....................... 12,900 229,376
MasTec, Inc.
(c)
...................... 15,011 2,177,946
Obayashi Corp. ..................... 27,400 367,985
Shimizu Corp. ...................... 61,800 535,824
Skanska AB , Class B ................. 23,787 509,633
Taisei Corp. ....................... 11,800 495,040
Vinci SA .......................... 8,731 944,806
14,946,265
Construction Materials — 0.4%
Heidelberg Materials AG ............... 8,688 1,222,541
Holcim AG ........................ 71,119 7,127,832

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction Materials (continued)
James Hardie Industries plc , CDI
(c)
........ 44,972 $ 1,511,558
9,861,931
Consumer Finance — 0.2%
American Express Co. ................ 12,305 3,906,222
Credit Acceptance Corp.
(c)
.............. 132 67,026
Discover Financial Services ............. 5,362 1,078,244
5,051,492
Consumer Staples Distribution & Retail — 1.2%
Albertsons Cos., Inc. , Class A ........... 8,929 179,027
Coles Group Ltd. .................... 49,806 600,360
Costco Wholesale Corp. ............... 14,488 14,196,501
Grocery Outlet Holding Corp.
(c)
........... 2,045 33,109
Kroger Co. (The) .................... 39,186 2,415,425
Loblaw Cos. Ltd. .................... 2,279 285,363
Target Corp. ....................... 10,711 1,477,154
Walgreens Boots Alliance, Inc. ........... 15,344 157,736
Walmart, Inc. ....................... 82,966 8,143,943
27,488,618
Containers & Packaging — 0.1%
Amcor plc ......................... 158,819 1,543,721
Ball Corp. ......................... 5,528 307,910
Berry Global Group, Inc. ............... 2,447 166,200
Silgan Holdings, Inc. .................. 1,771 97,440
Sonoco Products Co. ................. 2,093 99,710
2,214,981
Diversified Consumer Services — 0.0%
ADT, Inc. ......................... 7,045 54,105
Grand Canyon Education, Inc.
(c)
.......... 617 108,370
162,475
Diversified REITs — 0.0%
Land Securities Group plc .............. 16,160 116,545
Diversified Telecommunication Services — 1.2%
AT&T, Inc. ......................... 176,849 4,196,627
Deutsche Telekom AG (Registered) ....... 410,239 13,763,092
Frontier Communications Parent, Inc.
(c)
..... 5,263 188,205
Iridium Communications, Inc. ............ 2,397 68,914
Liberty Global Ltd. , Class A
(c)
............ 3,545 40,803
Liberty Global Ltd. , Class C
(c)
............ 3,265 38,298
Nippon Telegraph & Telephone Corp. ...... 1,174,100 1,155,844
Sunrise Communications AG , ADR, Class A
(c)
. 19,761 982,714
Telia Co. AB ....................... 409,192 1,204,200
Telstra Group Ltd. ................... 360,762 880,761
Verizon Communications, Inc. ........... 149,194 5,876,752
28,396,210
Electric Utilities — 0.4%
Acciona SA ........................ 1,051 118,414
Chubu Electric Power Co., Inc. ........... 24,000 250,029
CK Infrastructure Holdings Ltd. ........... 77,500 527,762
CLP Holdings Ltd. ................... 43,000 357,527
Endesa SA ........................ 8,292 183,571
Enel SpA ......................... 191,664 1,362,288
Iberdrola SA
(c)
...................... 2,391 33,788
Iberdrola SA ....................... 138,720 1,960,331
Kansai Electric Power Co., Inc. (The) ...... 15,900 175,421
Origin Energy Ltd. ................... 39,045 251,816
Power Assets Holdings Ltd. ............. 50,500 326,718
Southern Co. (The) .................. 27,763 2,330,704
SSE plc .......................... 29,172 587,686
Terna - Rete Elettrica Nazionale .......... 33,640 277,494
8,743,549
Security
Shares
Shares Value
Electrical Equipment — 0.9%
ABB Ltd. (Registered) ................. 119,658 $ 6,515,663
AMETEK, Inc. ...................... 4,924 908,774
Eaton Corp. plc ..................... 16,516 5,391,483
Emerson Electric Co. ................. 6,780 881,061
Legrand SA ....................... 8,372 853,549
Mitsubishi Electric Corp. ............... 30,300 496,646
Schneider Electric SE ................. 13,229 3,355,202
Siemens Energy AG
(c)
................. 35,041 2,084,844
Vertiv Holdings Co. , Class A ............ 9,495 1,111,105
21,598,327
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. , Class A .............. 24,382 1,725,758
Crane NXT Co. ..................... 1,051 67,232
Flex Ltd.
(c)
......................... 31,416 1,308,476
Ingram Micro Holding Corp.
(c)
............ 378 8,815
IPG Photonics Corp.
(c)
................ 583 42,751
Keyence Corp. ..................... 2,100 904,489
Kyocera Corp. ...................... 15,700 162,963
Littelfuse, Inc. ...................... 522 124,424
Murata Manufacturing Co. Ltd. ........... 37,600 590,726
TD SYNNEX Corp. ................... 13,743 1,958,515
TE Connectivity plc .................. 22,613 3,346,046
Vontier Corp. ....................... 3,201 123,399
10,363,594
Entertainment — 1.1%
Liberty Media Corp.-Liberty Formula One , Class
A
(c)
........................... 490 43,130
Liberty Media Corp.-Liberty Formula One , Class
C
(c)
........................... 2,304 220,493
Liberty Media Corp.-Liberty Live , Class A
(c)
... 414 29,795
Liberty Media Corp.-Liberty Live , Class C
(c)
.. 991 72,928
Madison Square Garden Sports Corp.
(c)
..... 397 87,289
Netflix, Inc.
(c)
....................... 9,053 8,842,608
Nintendo Co. Ltd. .................... 28,600 1,876,294
Playtika Holding Corp. ................ 1,524 10,927
ROBLOX Corp. , Class A
(c)
.............. 19,456 1,382,738
Sea Ltd. , ADR, Class A
(c)
............... 30,572 3,723,364
Spotify Technology SA
(c)
............... 11,275 6,184,901
Walt Disney Co. (The) ................ 17,201 1,944,745
24,419,212
Financial Services — 1.4%
Adyen NV
(b) (c) (e)
..................... 745 1,202,517
Berkshire Hathaway, Inc. , Class B
(c)
....... 19,221 9,008,306
Edenred SE ....................... 5,256 181,333
Essent Group Ltd. ................... 7,158 416,954
EXOR NV ......................... 4,263 403,912
Fiserv, Inc.
(c)
....................... 3,962 855,950
Groupe Bruxelles Lambert NV ........... 12,752 885,243
Industrivarden AB , Class C ............. 7,683 271,480
Investor AB , Class B .................. 127,407 3,628,069
L E Lundbergforetagen AB , Class B ....... 6,808 327,664
M&G plc .......................... 76,477 197,015
Mastercard, Inc. , Class A ............... 7,157 3,975,213
Nexi SpA
(b) (c) (e)
...................... 31,497 159,953
ORIX Corp. ........................ 45,600 963,201
PayPal Holdings, Inc.
(c)
................ 7,373 653,100
UWM Holdings Corp. , Class A ........... 1,951 11,765
Visa, Inc. , Class A ................... 30,295 10,354,831
33,496,506
Food Products — 0.2%
Chocoladefabriken Lindt & Spruengli AG .... 16 183,793
Chocoladefabriken Lindt & Spruengli AG
(Registered) ..................... 7 792,279

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Flowers Foods, Inc. .................. 4,004 $ 78,278
Hershey Co. (The) ................... 3,123 466,108
Kellanova ......................... 5,621 459,404
Kerry Group plc , Class A ............... 1,829 187,823
Nestle SA (Registered) ................ 2,902 246,498
Post Holdings, Inc.
(c)
.................. 13,812 1,466,282
Seaboard Corp. ..................... 5 12,192
Tyson Foods, Inc. , Class A ............. 7,994 451,581
4,344,238
Gas Utilities — 0.0%
MDU Resources Group, Inc. ............ 4,340 77,339
Snam SpA ........................ 47,547 219,879
UGI Corp. ......................... 20,700 636,111
933,329
Ground Transportation — 0.0%
Avis Budget Group, Inc.
(c)
.............. 363 32,561
Schneider National, Inc. , Class B ......... 991 29,482
U-Haul Holding Co.
(c)
................. 167 12,170
74,213
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories .................. 28,130 3,598,671
Alcon AG ......................... 5,254 479,448
Becton Dickinson & Co. ............... 9,473 2,345,515
Boston Scientific Corp.
(c)
............... 63,845 6,535,174
Cochlear Ltd. ...................... 1,294 254,687
Dentsply Sirona, Inc. ................. 4,314 85,245
Dexcom, Inc.
(c)
...................... 3,053 265,092
Enovis Corp.
(c)
...................... 1,182 55,530
Envista Holdings Corp.
(c)
............... 3,668 75,268
EssilorLuxottica SA .................. 6,569 1,802,920
Hoya Corp. ........................ 1,300 174,572
IDEXX Laboratories, Inc.
(c)
.............. 1,647 695,116
Intuitive Surgical, Inc.
(c)
................ 3,056 1,747,665
Medtronic plc ...................... 79,266 7,198,938
QuidelOrtho Corp.
(c)
.................. 1,333 57,932
ResMed, Inc. ...................... 5,324 1,257,422
Siemens Healthineers AG
(b) (e)
............ 3,695 209,714
STERIS plc ........................ 2,371 523,161
Stryker Corp. ...................... 10,754 4,207,933
Teleflex, Inc. ....................... 932 167,984
Terumo Corp. ...................... 9,500 178,352
31,916,339
Health Care Providers & Services — 2.9%
Amedisys, Inc.
(c)
.................... 687 63,548
Cardinal Health, Inc. .................. 43,020 5,319,853
Cencora, Inc. ...................... 2,629 668,318
Centene Corp.
(c)
.................... 43,854 2,807,972
Chemed Corp. ...................... 234 131,508
Cigna Group (The) ................... 23,724 6,979,838
CVS Health Corp. ................... 36,585 2,066,321
Elevance Health, Inc. ................. 12,526 4,956,538
Encompass Health Corp. .............. 38,530 3,824,873
HCA Healthcare, Inc. ................. 25,057 8,266,555
Humana, Inc. ...................... 1,825 535,145
McKesson Corp. .................... 4,734 2,815,546
Molina Healthcare, Inc.
(c)
............... 9,828 3,050,709
Premier, Inc. , Class A ................. 2,061 46,702
RadNet, Inc.
(c)
...................... 2,616 171,270
Sonic Healthcare Ltd. ................. 8,522 149,712
Tenet Healthcare Corp.
(c)
............... 25,347 3,571,139
UnitedHealth Group, Inc. ............... 37,316 20,243,557
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Universal Health Services, Inc. , Class B .... 12,325 $ 2,324,002
67,993,106
Health Care REITs — 0.0%
Medical Properties Trust, Inc.
(d)
........... 12,685 59,492
Omega Healthcare Investors, Inc. ......... 4,411 163,472
222,964
Health Care Technology — 0.0%
(c)
Certara, Inc. ....................... 2,605 37,069
Veeva Systems, Inc. , Class A ............ 3,644 850,000
887,069
Hotel & Resort REITs — 0.0%
Park Hotels & Resorts, Inc. ............. 4,383 59,127
Hotels, Restaurants & Leisure — 1.3%
Aristocrat Leisure Ltd. ................. 32,850 1,527,513
Booking Holdings, Inc. ................ 683 3,235,754
Brinker International, Inc.
(c)
............. 9,635 1,753,281
Carnival Corp.
(c)
..................... 78,679 2,177,048
Cava Group, Inc.
(c)
................... 2,416 326,281
Chipotle Mexican Grill, Inc.
(c)
............ 82,928 4,838,849
DoorDash, Inc. , Class A
(c)
.............. 21,774 4,111,585
Flutter Entertainment plc
(c)
.............. 1,602 427,686
Marriott Vacations Worldwide Corp. ........ 746 64,730
McDonald's Corp. ................... 19,886 5,741,088
Penn Entertainment, Inc.
(c)
.............. 3,230 66,538
Royal Caribbean Cruises Ltd. ........... 1,405 374,573
Shake Shack, Inc. , Class A
(c)
............ 5,285 624,317
Starbucks Corp. ..................... 5,970 642,850
Texas Roadhouse, Inc. ................ 12,064 2,184,790
Travel + Leisure Co. .................. 1,403 76,267
Viking Holdings Ltd.
(c)
................. 14,399 729,021
Wendy's Co. (The) ................... 3,698 54,841
Wingstop, Inc. ...................... 4,203 1,252,074
Yum! Brands, Inc. ................... 2,204 287,622
30,496,708
Household Durables — 0.5%
Barratt Redrow plc ................... 63,317 354,684
Berkeley Group Holdings plc ............ 7,381 353,143
DR Horton, Inc. ..................... 10,799 1,532,378
Leggett & Platt, Inc. .................. 2,807 29,642
Lennar Corp. , Class A ................. 10,381 1,362,403
Lennar Corp. , Class B ................ 237 29,812
Meritage Homes Corp. ................ 2,584 201,216
Millrose Properties, Inc. , Class A
(c)
........ 5,309 58,718
Newell Brands, Inc. .................. 8,864 88,286
NVR, Inc.
(c)
........................ 56 448,906
Panasonic Holdings Corp. .............. 62,700 639,773
Persimmon plc ..................... 7,491 116,975
PulteGroup, Inc. .................... 14,296 1,626,599
Sony Group Corp. ................... 126,400 2,789,565
Taylor Morrison Home Corp.
(c)
........... 10,627 685,016
Taylor Wimpey plc ................... 237,023 351,031
Toll Brothers, Inc. .................... 7,261 986,116
TopBuild Corp.
(c)
.................... 775 265,577
11,919,840
Household Products — 0.2%
Colgate-Palmolive Co. ................ 9,553 828,245
Essity AB , Class B ................... 51,202 1,296,730
Henkel AG & Co. KGaA ............... 4,610 356,110
Reckitt Benckiser Group plc ............. 12,773 844,663
Reynolds Consumer Products, Inc. ........ 1,148 31,696

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Products (continued)
Spectrum Brands Holdings, Inc. .......... 580 $ 49,045
3,406,489
Independent Power and Renewable Electricity Producers — 0.0%
Brookfield Renewable Corp. ............ 2,887 77,054
Clearway Energy, Inc. , Class A ........... 687 16,852
Clearway Energy, Inc. , Class C .......... 1,622 42,059
135,965
Industrial Conglomerates — 0.2%
Hikari Tsushin, Inc. ................... 2,000 456,857
Hitachi Ltd. ........................ 81,000 2,036,376
Keppel Ltd. ........................ 140,900 699,948
Siemens AG (Registered) .............. 9,428 2,021,137
Swire Pacific Ltd. , Class A .............. 33,000 286,595
5,500,913
Industrial REITs — 0.1%
Goodman Group .................... 39,817 887,925
Segro plc ......................... 25,857 228,617
1,116,542
Insurance — 2.0%
Admiral Group plc ................... 6,668 222,781
Ageas SA ......................... 33,550 1,728,280
Allianz SE (Registered) ................ 18,561 6,052,116
Allstate Corp. (The) .................. 6,369 1,224,950
American Financial Group, Inc. .......... 1,207 164,828
Assured Guaranty Ltd. ................ 1,073 101,506
AXA SA .......................... 46,397 1,760,170
Baloise Holding AG (Registered) ......... 826 150,721
Brighthouse Financial, Inc.
(c)
............ 1,281 79,051
Cincinnati Financial Corp. .............. 4,815 659,896
CNA Financial Corp. .................. 476 23,353
Dai-ichi Life Holdings, Inc. .............. 15,200 415,039
Generali .......................... 9,787 309,891
Hanover Insurance Group, Inc. (The) ...... 763 116,808
Hartford Financial Services Group, Inc. (The) . 26,380 2,942,689
Kemper Corp. ...................... 1,294 86,931
Marsh & McLennan Cos., Inc. ........... 16,687 3,619,077
MS&AD Insurance Group Holdings, Inc. .... 87,500 1,814,217
NN Group NV ...................... 57,424 2,635,546
Progressive Corp. (The) ............... 29,421 7,250,511
Prudential plc ...................... 74,445 619,527
QBE Insurance Group Ltd. ............. 104,115 1,343,891
RLI Corp. ......................... 1,770 129,829
Tokio Marine Holdings, Inc. ............. 81,400 2,684,846
Travelers Cos., Inc. (The) .............. 22,586 5,537,635
White Mountains Insurance Group Ltd. ..... 54 104,353
WR Berkley Corp. ................... 40,983 2,411,030
Zurich Insurance Group AG ............. 5,446 3,300,084
47,489,556
Interactive Media & Services — 3.7%
Alphabet, Inc. , Class A ................ 146,653 29,920,145
Alphabet, Inc. , Class C ................ 118,386 24,340,162
Auto Trader Group plc
(b) (e)
.............. 15,459 150,568
LY Corp. .......................... 210,400 614,563
Meta Platforms, Inc. , Class A ............ 45,748 31,528,607
Pinterest, Inc. , Class A
(c)
............... 20,961 690,875
REA Group Ltd. ..................... 987 151,384
TripAdvisor, Inc.
(c)
.................... 2,277 39,984
ZoomInfo Technologies, Inc.
(c)
........... 6,441 66,278
87,502,566
Security
Shares
Shares Value
IT Services — 1.1%
Accenture plc , Class A ................ 28,489 $ 10,966,841
Capgemini SE ...................... 2,296 417,221
DXC Technology Co.
(c)
................ 3,818 82,927
Fujitsu Ltd. ........................ 62,500 1,208,735
Gartner, Inc.
(c)
...................... 3,545 1,924,332
Globant SA
(c)
....................... 1,781 379,923
GoDaddy, Inc. , Class A
(c)
............... 6,033 1,282,917
NEC Corp. ........................ 17,700 1,755,465
Nomura Research Institute Ltd. .......... 18,100 611,549
Obic Co. Ltd. ....................... 26,000 776,497
Otsuka Corp. ...................... 37,400 843,172
SCSK Corp. ....................... 17,500 387,469
TIS, Inc. .......................... 9,300 205,635
Twilio, Inc. , Class A
(c)
................. 1,953 286,271
VeriSign, Inc.
(c)
..................... 17,359 3,732,185
Wix.com Ltd.
(c)
...................... 4,358 1,041,083
25,902,222
Leisure Products — 0.0%
Hasbro, Inc. ....................... 12,771 738,675
Polaris, Inc. ........................ 1,099 52,422
YETI Holdings, Inc.
(c)
................. 1,818 67,739
858,836
Life Sciences Tools & Services — 0.2%
10X Genomics, Inc. , Class A
(c)
........... 2,252 33,780
Azenta, Inc.
(c)
...................... 1,026 55,455
Danaher Corp. ..................... 4,412 982,729
Eurofins Scientific SE ................. 3,330 178,655
Fortrea Holdings, Inc.
(c)
................ 1,888 31,737
Illumina, Inc.
(c)
...................... 4,128 547,951
IQVIA Holdings, Inc.
(c)
................. 1,501 302,241
Lonza Group AG (Registered) ........... 1,948 1,235,212
Medpace Holdings, Inc.
(c)
.............. 621 216,822
Mettler-Toledo International, Inc.
(c)
......... 473 645,380
QIAGEN NV
(c)
...................... 3,879 173,159
Sartorius Stedim Biotech ............... 989 228,043
Sotera Health Co.
(c)
.................. 3,179 43,584
4,674,748
Machinery — 1.0%
Alfa Laval AB ...................... 16,611 740,462
Alstom SA
(c)
....................... 9,354 185,143
Atlas Copco AB , Class A ............... 92,335 1,542,527
Caterpillar, Inc. ..................... 12,635 4,693,144
Dover Corp. ....................... 3,342 680,699
Gates Industrial Corp. plc
(c)
............. 5,061 104,712
GEA Group AG ..................... 4,440 234,330
ITT, Inc. .......................... 8,144 1,229,907
Komatsu Ltd. ...................... 12,900 389,106
Kubota Corp. ...................... 60,800 762,635
Mitsubishi Heavy Industries Ltd. .......... 53,800 787,376
Parker-Hannifin Corp. ................. 10,341 7,311,604
Pentair plc ........................ 6,779 702,847
Schindler Holding AG ................. 2,095 605,367
Techtronic Industries Co. Ltd. ............ 30,500 410,198
Trelleborg AB , Class B ................ 8,223 309,614
Volvo AB , Class B ................... 61,992 1,708,091
Wartsila OYJ Abp .................... 8,636 163,136
Westinghouse Air Brake Technologies Corp. .. 3,851 800,700
23,361,598
Marine Transportation — 0.1%
AP Moller - Maersk A/S , Class B .......... 298 440,110
Mitsui OSK Lines Ltd. ................. 12,000 407,793

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Marine Transportation (continued)
Nippon Yusen KK .................... 29,700 $ 932,091
1,779,994
Media — 0.1%
Comcast Corp. , Class A ............... 4,916 165,473
Fox Corp. , Class B ................... 5,384 261,662
Informa plc ........................ 53,512 570,996
Interpublic Group of Cos., Inc. (The) ....... 7,969 228,471
Liberty Broadband Corp. , Class A
(c)
........ 358 27,219
New York Times Co. (The) , Class A ........ 3,441 186,846
News Corp. , Class B ................. 2,426 76,783
Paramount Global , Class A ............. 173 3,946
Publicis Groupe SA .................. 3,902 414,985
Sirius XM Holdings, Inc. ............... 1,217 29,220
Trade Desk, Inc. (The) , Class A
(c)
......... 1,923 228,222
WPP plc .......................... 13,380 127,192
2,321,015
Metals & Mining — 2.2%
Agnico Eagle Mines Ltd. ............... 30,288 2,815,085
Anglo American plc .................. 28,610 837,735
Antofagasta plc ..................... 12,120 256,998
ArcelorMittal SA ..................... 88,587 2,208,044
Barrick Gold Corp. ................... 116,099 1,898,037
BHP Group Ltd. ..................... 227,667 5,591,431
Endeavour Mining plc ................. 218,620 4,496,199
Endeavour Mining plc ................. 21,627 439,988
Evolution Mining Ltd. ................. 64,428 223,893
Fortescue Ltd. ...................... 28,280 331,198
Franco-Nevada Corp. ................. 3,293 447,654
Freeport-McMoRan, Inc. ............... 172,578 6,186,921
Glencore plc ....................... 246,847 1,066,490
Kinross Gold Corp. ................... 32,421 365,178
MP Materials Corp. , Class A
(c)
........... 2,808 61,664
Newmont Corp. ..................... 270,324 11,548,241
Nippon Steel Corp. ................... 37,500 778,462
Norsk Hydro ASA .................... 56,162 331,241
Northern Star Resources Ltd. ............ 199,037 2,106,553
Nucor Corp. ....................... 16,273 2,089,941
Rio Tinto Ltd. ...................... 12,749 918,195
Rio Tinto plc ....................... 14,660 882,853
Royal Gold, Inc. ..................... 24,163 3,378,471
South32 Ltd. ....................... 139,203 285,832
Southern Copper Corp. ................ 1,864 170,780
United States Steel Corp. .............. 4,761 175,443
Wheaton Precious Metals Corp. .......... 19,305 1,204,512
51,097,039
Multi-Utilities — 0.3%
Centrica plc ....................... 95,180 167,280
Consolidated Edison, Inc. .............. 5,159 483,605
E.ON SE ......................... 236,534 2,801,702
Engie SA ......................... 44,951 742,046
National Grid plc .................... 98,370 1,193,351
Veolia Environnement SA .............. 22,574 644,124
6,032,108
Office REITs — 0.0%
Cousins Properties, Inc. ............... 3,432 104,779
Gecina SA ........................ 1,657 161,766
Highwoods Properties, Inc. ............. 2,228 66,372
332,917
Oil, Gas & Consumable Fuels — 1.8%
BP plc ........................... 300,200 1,553,023
Cheniere Energy, Inc. ................. 7,374 1,649,195
Chevron Corp. ...................... 43,366 6,469,774
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips ..................... 48,950 $ 4,837,728
Devon Energy Corp. .................. 28,357 966,974
Eni SpA .......................... 56,546 796,079
EOG Resources, Inc. ................. 17,473 2,197,929
Equinor ASA ....................... 24,366 586,825
Exxon Mobil Corp. ................... 84,095 8,983,869
Hess Corp. ........................ 5,991 832,929
Marathon Petroleum Corp. ............. 19,805 2,885,787
Matador Resources Co. ............... 939 54,462
New Fortress Energy, Inc. , Class A ........ 1,704 25,560
ONEOK, Inc. ....................... 6,051 587,976
Phillips 66 ......................... 3,331 392,625
Repsol SA ........................ 16,670 193,737
Santos Ltd. ........................ 45,066 195,134
Shell plc .......................... 121,155 3,978,094
Targa Resources Corp. ................ 4,639 912,955
TotalEnergies SE .................... 42,288 2,449,834
Viper Energy, Inc. , Class A ............. 2,199 103,133
Williams Cos., Inc. (The) ............... 41,779 2,315,810
42,969,432
Passenger Airlines — 0.1%
Delta Air Lines, Inc. .................. 9,083 611,014
Deutsche Lufthansa AG (Registered) ...... 63,458 411,637
Qantas Airways Ltd.
(c)
................. 83,273 482,556
1,505,207
Personal Care Products — 0.2%
Haleon plc ........................ 83,811 390,661
L'Oreal SA ........................ 6,145 2,279,993
Unilever plc ........................ 44,033 2,522,080
5,192,734
Pharmaceuticals — 2.0%
Astellas Pharma, Inc. ................. 30,300 293,729
AstraZeneca plc .................... 30,128 4,229,237
Bristol-Myers Squibb Co. ............... 6,590 388,481
Eli Lilly & Co. ...................... 10,967 8,895,114
GSK plc .......................... 67,995 1,184,446
Intra-Cellular Therapies, Inc.
(c)
........... 2,202 279,830
Ipsen SA ......................... 1,672 206,394
Johnson & Johnson .................. 31,987 4,866,822
Merck & Co., Inc. .................... 26,306 2,599,559
Merck KGaA ....................... 1,575 237,750
Novartis AG (Registered) .............. 15,357 1,607,522
Novo Nordisk A/S , Class B ............. 67,606 5,707,614
Otsuka Holdings Co. Ltd. .............. 11,700 610,941
Perrigo Co. plc ..................... 2,893 72,065
Pfizer, Inc. ........................ 144,941 3,843,835
Roche Holding AG ................... 12,588 3,970,916
Royalty Pharma plc , Class A ............ 8,377 264,546
Sanofi SA ......................... 21,718 2,360,356
Takeda Pharmaceutical Co. Ltd. .......... 71,100 1,912,592
Viatris, Inc. ........................ 26,237 295,953
Zoetis, Inc. , Class A .................. 16,178 2,764,820
46,592,522
Professional Services — 1.0%
Automatic Data Processing, Inc. .......... 10,536 3,192,513
Booz Allen Hamilton Holding Corp. ........ 17,198 2,218,542
Broadridge Financial Solutions, Inc. ....... 1,411 336,128
Bureau Veritas SA ................... 10,722 335,080
CACI International, Inc. , Class A
(c)
......... 2,798 1,080,756
Clarivate plc
(c)
...................... 8,615 46,693
Computershare Ltd. .................. 6,527 141,884
Concentrix Corp. .................... 993 51,914
Equifax, Inc. ....................... 2,858 785,321

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Experian plc ....................... 43,644 $ 2,149,890
Leidos Holdings, Inc. ................. 11,052 1,569,716
ManpowerGroup, Inc. ................. 1,007 60,642
Paycor HCM, Inc.
(c)
.................. 1,746 38,639
Recruit Holdings Co. Ltd. .............. 58,700 4,096,802
RELX plc ......................... 24,252 1,204,269
SGS SA (Registered) ................. 3,601 349,796
SS&C Technologies Holdings, Inc. ........ 2,299 186,104
TransUnion ........................ 6,952 689,986
Verisk Analytics, Inc. .................. 8,884 2,553,617
Wolters Kluwer NV ................... 9,023 1,639,136
22,727,428
Real Estate Management & Development — 0.2%
CBRE Group, Inc. , Class A
(c)
............ 5,227 756,556
CK Asset Holdings Ltd. ................ 84,500 353,077
Daiwa House Industry Co. Ltd. ........... 24,300 765,542
Fastighets AB Balder , Class B
(c)
.......... 27,206 193,589
FirstService Corp. ................... 1,021 185,682
Henderson Land Development Co. Ltd. ..... 76,000 210,784
Howard Hughes Holdings, Inc.
(c)
.......... 654 49,946
Seaport Entertainment Group, Inc.
(c) (d)
...... 161 4,284
Tokyo Tatemono Co. Ltd. ............... 26,100 402,491
Tokyu Fudosan Holdings Corp. ........... 45,600 292,783
Vonovia SE ........................ 14,701 449,751
Zillow Group, Inc. , Class A
(c)
............ 987 78,170
3,742,655
Residential REITs — 0.3%
AvalonBay Communities, Inc. ........... 8,230 1,823,027
Camden Property Trust ................ 5,827 662,588
Equity LifeStyle Properties, Inc. .......... 16,810 1,100,214
Essex Property Trust, Inc. .............. 6,289 1,789,661
Invitation Homes, Inc. ................. 18,112 564,189
5,939,679
Retail REITs — 0.3%
Brixmor Property Group, Inc. ............ 7,146 186,225
Federal Realty Investment Trust .......... 2,876 312,420
Scentre Group ...................... 171,472 388,053
Simon Property Group, Inc. ............. 32,419 5,636,367
6,523,065
Semiconductors & Semiconductor Equipment — 5.8%
Advanced Micro Devices, Inc.
(c)
.......... 42,234 4,897,032
Analog Devices, Inc. .................. 930 197,058
Applied Materials, Inc. ................ 43,094 7,772,003
ARM Holdings plc , ADR
(c)
.............. 8,118 1,295,227
ASM International NV ................. 710 411,930
ASML Holding NV ................... 11,374 8,414,062
BE Semiconductor Industries NV ......... 2,330 297,148
Broadcom, Inc. ..................... 100,114 22,152,225
Infineon Technologies AG .............. 8,841 290,679
Intel Corp. ........................ 115,918 2,252,287
KLA Corp. ......................... 5,408 3,992,402
Lam Research Corp. ................. 108,195 8,769,205
Marvell Technology, Inc. ............... 8,032 906,492
Micron Technology, Inc. ................ 10,262 936,305
Monolithic Power Systems, Inc. .......... 586 373,499
NVIDIA Corp. ...................... 529,408 63,566,019
QUALCOMM, Inc. ................... 23,926 4,137,523
STMicroelectronics NV ................ 40,167 897,369
Teradyne, Inc. ...................... 2,069 239,569
Texas Instruments, Inc. ................ 22,830 4,214,646
Tokyo Electron Ltd. .................. 3,400 573,526
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Wolfspeed, Inc.
(c)
.................... 2,696 $ 16,526
136,602,732
Software — 6.2%
Adobe, Inc.
(c)
....................... 13,517 5,913,012
ANSYS, Inc.
(c)
...................... 1,871 655,785
AppLovin Corp. , Class A
(c)
.............. 5,840 2,158,406
Aspen Technology, Inc.
(c)
............... 577 152,068
Atlassian Corp. , Class A
(c)
.............. 893 273,955
Box, Inc. , Class A
(c)
.................. 8,632 288,222
Cadence Design Systems, Inc.
(c)
......... 1,096 326,192
CCC Intelligent Solutions Holdings, Inc.
(c)
.... 9,662 107,345
Check Point Software Technologies Ltd.
(c)
... 9,978 2,175,404
Constellation Software, Inc. ............. 184 601,752
Crowdstrike Holdings, Inc. , Class A
(c)
....... 5,259 2,093,450
CyberArk Software Ltd.
(c)
............... 2,458 911,869
Dassault Systemes SE ................ 19,548 763,190
Datadog, Inc. , Class A
(c)
............... 4,418 630,493
DoubleVerify Holdings, Inc.
(c)
............ 3,107 64,035
Dynatrace, Inc.
(c)
.................... 7,008 404,712
Elastic NV
(c)
....................... 1,572 176,976
Fair Isaac Corp.
(c)
.................... 1,621 3,037,041
Five9, Inc.
(c)
....................... 1,583 64,887
Fortinet, Inc.
(c)
...................... 28,980 2,923,502
Guidewire Software, Inc.
(c)
.............. 3,570 754,234
HashiCorp, Inc. , Class A
(c)
.............. 3,099 105,986
HubSpot, Inc.
(c)
..................... 1,050 818,506
Intuit, Inc. ......................... 5,665 3,407,554
Manhattan Associates, Inc.
(c)
............ 6,316 1,317,454
Microsoft Corp. ..................... 166,332 69,037,760
MicroStrategy, Inc. , Class A
(c)
............ 3,531 1,182,143
nCino, Inc.
(c)
....................... 1,780 60,538
Nice Ltd.
(c)
........................ 1,608 268,783
Nutanix, Inc. , Class A
(c)
................ 6,948 477,779
Oracle Corp. ....................... 46,427 7,895,376
Oracle Corp. Japan .................. 3,100 282,998
Palantir Technologies, Inc. , Class A
(c)
....... 40,809 3,366,334
Palo Alto Networks, Inc.
(c)
.............. 11,387 2,099,991
RingCentral, Inc. , Class A
(c)
............. 1,754 61,074
Sage Group plc (The) ................. 14,841 246,650
Salesforce, Inc. ..................... 21,216 7,249,507
SAP SE .......................... 23,049 6,351,711
ServiceNow, Inc.
(c)
................... 8,326 8,479,032
Synopsys, Inc.
(c)
.................... 2,256 1,185,483
Technology One Ltd. ................. 8,634 164,160
Temenos AG (Registered) .............. 3,880 329,943
Teradata Corp.
(c)
.................... 2,048 65,352
Tyler Technologies, Inc.
(c)
.............. 838 504,174
Workday, Inc. , Class A
(c)
............... 6,823 1,788,035
Xero Ltd.
(c)
........................ 26,982 3,036,961
Zscaler, Inc.
(c)
...................... 1,936 392,214
144,652,028
Specialized REITs — 0.5%
American Tower Corp. ................ 9,961 1,842,287
Crown Castle, Inc. ................... 9,150 816,912
CubeSmart ........................ 14,680 612,156
Digital Realty Trust, Inc. ............... 8,577 1,405,427
EPR Properties ..................... 1,596 73,576
Equinix, Inc. ....................... 596 544,541
Iron Mountain, Inc. ................... 22,289 2,263,894
Lamar Advertising Co. , Class A .......... 8,111 1,025,393
National Storage Affiliates Trust .......... 1,492 55,428
Public Storage ...................... 5,416 1,616,568
Rayonier, Inc. ...................... 3,300 86,262
SBA Communications Corp. ............ 1,240 244,974

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialized REITs (continued)
VICI Properties, Inc. .................. 29,394 $ 875,059
11,462,477
Specialty Retail — 1.1%
Abercrombie & Fitch Co. , Class A
(c)
........ 1,795 214,287
Advance Auto Parts, Inc. ............... 1,276 61,886
AutoNation, Inc.
(c)
.................... 4,830 910,697
Avolta AG ......................... 7,380 333,581
Best Buy Co., Inc. ................... 25,892 2,223,087
Carvana Co. , Class A
(c)
................ 5,279 1,306,447
Fast Retailing Co. Ltd. ................ 1,400 461,100
Group 1 Automotive, Inc. ............... 413 188,530
H & M Hennes & Mauritz AB , Class B ...... 12,733 169,639
Home Depot, Inc. (The) ............... 34,381 14,164,284
Industria de Diseno Textil SA ............ 6,540 354,995
JB Hi-Fi Ltd. ....................... 4,464 278,515
Lithia Motors, Inc. , Class A ............. 887 333,601
Lowe's Cos., Inc. .................... 12,740 3,312,910
Penske Automotive Group, Inc. .......... 394 65,258
TJX Cos., Inc. (The) .................. 7,661 956,016
Zalando SE
(b) (c) (e)
.................... 7,180 267,584
25,602,417
Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc. ........................ 243,854 57,549,544
Canon, Inc. ........................ 61,500 1,982,080
Logitech International SA (Registered) ...... 2,264 224,116
NetApp, Inc. ....................... 8,855 1,081,195
60,836,935
Textiles, Apparel & Luxury Goods — 0.4%
adidas AG ........................ 4,650 1,226,018
Amer Sports, Inc.
(c)
................... 37,890 1,211,343
Capri Holdings Ltd.
(c)
................. 2,457 60,884
Carter's, Inc. ....................... 749 40,386
Columbia Sportswear Co. .............. 702 61,987
Deckers Outdoor Corp.
(c)
............... 2,562 454,396
Hermes International SCA .............. 259 728,479
Lululemon Athletica, Inc.
(c)
.............. 1,603 663,963
LVMH Moet Hennessy Louis Vuitton SE ..... 3,104 2,270,280
Moncler SpA ....................... 5,180 327,909
NIKE, Inc. , Class B .................. 18,093 1,391,352
Under Armour, Inc. , Class A
(c)
............ 3,982 33,250
Under Armour, Inc. , Class C
(c)
........... 4,085 30,760
8,501,007
Tobacco — 0.6%
Altria Group, Inc. .................... 99,719 5,208,323
British American Tobacco plc ............ 20,141 799,114
Imperial Brands plc .................. 6,255 210,966
Japan Tobacco, Inc. .................. 86,500 2,203,659
Philip Morris International, Inc. ........... 34,958 4,551,532
12,973,594
Trading Companies & Distributors — 1.0%
AerCap Holdings NV ................. 15,310 1,463,636
Ashtead Group plc ................... 17,651 1,150,351
Brenntag SE ....................... 6,110 384,441
Bunzl plc ......................... 4,065 173,034
Fastenal Co. ....................... 6,189 453,282
Ferguson Enterprises, Inc. .............. 22,688 4,109,250
FTAI Aviation Ltd. .................... 1,343 135,012
Herc Holdings, Inc. ................... 2,854 582,102
ITOCHU Corp. ..................... 33,900 1,560,894
Marubeni Corp. ..................... 81,600 1,213,193
Mitsui & Co. Ltd. .................... 38,000 752,096
MSC Industrial Direct Co., Inc. , Class A ..... 980 78,802
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Sumitomo Corp. .................... 92,000 $ 1,994,583
Toyota Tsusho Corp. .................. 12,600 212,810
United Rentals, Inc. .................. 5,845 4,430,861
Watsco, Inc. ....................... 2,060 985,895
WESCO International, Inc. .............. 8,390 1,552,150
WW Grainger, Inc. ................... 2,856 3,034,985
24,267,377
Transportation Infrastructure — 0.0%
Aena SME SA
(b) (e)
.................... 966 208,038
Water Utilities — 0.0%
Severn Trent plc .................... 10,850 338,860
United Utilities Group plc ............... 26,318 332,531
671,391
Wireless Telecommunication Services — 0.4%
KDDI Corp. ........................ 82,600 2,751,902
SoftBank Corp. ..................... 2,785,700 3,583,143
SoftBank Group Corp. ................ 52,200 3,191,073
9,526,118
Total Common Stocks — 67 .5%
(Cost: $ 1,151,230,202 ) ............................ 1,580,849,379
Beneficial Interest
(000)
Other Interests
(f)
Capital Markets — 0.0%
(c)(g)(h)
Lehman Brothers Holdings, Inc. .......... USD 190 —
Lehman Brothers Holdings, Inc., Capital Trust
VII ............................ 110 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.1%
Household Products — 0.1%
Henkel AG & Co. KGaA (Preference) ....... 7,811 682,446
Total Preferred Securities — 0 .1%
(Cost: $ 676,841 ) ................................. 682,446
Rights
Biotechnology — 0.0%
Mirati Therapeutics, Inc., CVR
(c) (h)
......... 1,004 743
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., CVR
(c) (h)
.............. 843 1,812
Total Rights — 0.0%
(Cost: $ 1,562 ) .................................. 2,555
Total Long-Term Investments — 67.6%
(Cost: $ 1,152,116,701 ) ............................ 1,581,534,380

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.9%
(i)(j)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(k)
.................. 109,624 $ 109,679
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.26% .................... 20,082,808 20,082,808
Total Money Market Funds — 0 .9%
(Cost: $ 20,192,485 ) ............................... 20,192,487
Par (000)
Pa r (000)
U.S. Treasury Obligations — 15.3%
U.S. Treasury Bills
(l)
4.27% , 02/04/25 .................. USD 12,168 12,166,077
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.25% , 02/11/25 .................. USD 165,005 $ 164,848,846
4.46% , 02/25/25 .................. 65,628 65,457,403
4.26% , 03/18/25 .................. 117,654 117,059,577
Total U.S. Treasury Obligations — 15 .3%
(Cost: $ 359,437,201 ) .............................. 359,531,903
Total Short-Term Securities — 16.2%
(Cost: $ 379,629,686 ) .............................. 379,724,390
Total Investments — 83 .8%
(Cost: $ 1,531,746,387 ) ............................ 1,961,258,770
Other Assets Less Liabilities — 16.2% ................... 379,965,423
Net Assets — 100.0% ...............................
$ 2,341,224,193
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
All or a portion of this security is on loan.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(g)
Issuer filed for bankruptcy and/or is in default.
(h)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)
Affiliate of the Fund.
(j)
Annualized 7-day yield as of period end.
(k)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(l)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,004,427 $ — $ (894,027)
(a)
$ (747) $ 26 $ 109,679 109,624 $ 27,067
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 110,930,805 — (90,847,997)
(a)
— — 20,082,808 20,082,808 3,503,352 —
$ (747) $ 26 $ 20,192,487 $ 3,530,419 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Tactical Opportunities Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CAC 40 Index ............................................................ 619 02/21/25 $ 51,033 $ 2,572,254
OMX Stockholm 30 Index .................................................... 5,616 02/21/25 135,049 6,483,586
IFSC NIFTY 50 Index ....................................................... 469 02/27/25 22,095 441,843
Euro-Bund .............................................................. 5,784 03/06/25 795,163 (10,068,536)
TOPIX Index ............................................................. 659 03/13/25 117,885 909,765
FTSE/JSE Top 40 Index ..................................................... 1,021 03/20/25 42,797 1,075,147
S&P/TSX 60 Index ......................................................... 399 03/20/25 84,690 749,680
FTSE 100 Index ........................................................... 2,662 03/21/25 284,428 7,952,866
FTSE MIB Index ........................................................... 622 03/21/25 117,607 1,895,474
MSCI EAFE Index ......................................................... 293 03/21/25 34,728 409,945
S&P 500 E-Mini Index ....................................................... 883 03/21/25 267,869 1,782,087
Long Gilt ................................................................ 5,516 03/27/25 634,481 7,100,141
SET50 Index ............................................................. 9,257 03/28/25 46,767 (1,937,216)
19,367,036
Short Contracts
IBEX 35 Index ............................................................ 765 02/21/25 97,939 (3,071,507)
MSCI Singapore Index ...................................................... 1,169 02/27/25 33,541 (849,156)
Japan 10-Year Bond ........................................................ 598 03/13/25 542,382 7,075,117
Australia 10-Year Bond ...................................................... 3,540 03/17/25 247,186 (567,841)
Canada 10-Year Bond ....................................................... 4,089 03/20/25 348,677 (6,705,585)
SPI 200 Index ............................................................ 2,111 03/20/25 276,067 (2,517,888)
U.S. Treasury 10-Year Note ................................................... 11,131 03/20/25 1,213,105 5,130,141
U.S. Treasury Ultra Bond ..................................................... 2,651 03/20/25 314,475 9,430,115
DAX Index .............................................................. 57 03/21/25 32,113 (1,337,738)
Mini-DAX Index ........................................................... 8 03/21/25 901 (59,403)
MSCI EAFE Index ......................................................... 3,386 03/21/25 401,326 (5,232,543)
Nasdaq-100 E-Mini Index ..................................................... 595 03/21/25 256,912 (2,038,457)
S&P 500 E-Mini Index ....................................................... 1,765 03/21/25 535,435 421,862
WIG20 Index ............................................................. 571 03/21/25 6,871 (376,967)
(699,850)
$ 18,667,186
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CLP 10,499,893,000 USD 10,401,598 Citibank NA 03/19/25 $ 297,992
JPY 9,831,538,004 EUR 60,850,737 Barclays Bank plc 03/19/25 442,417
JPY 9,831,538,003 EUR 60,876,132 HSBC Bank plc 03/19/25 416,020
JPY 9,352,173,218 USD 60,383,662 Bank of America NA 03/19/25 202,830
JPY 496,364,000 USD 3,190,661 Bank of New York Mellon 03/19/25 24,950
USD 60,995,677 AUD 97,624,245 Bank of America NA 03/19/25 292,088
USD 3,203,329 AUD 5,118,000 Bank of New York Mellon 03/19/25 20,913
USD 6,673,073 AUD 10,327,000 HSBC Bank plc 03/19/25 251,657
USD 14,576,006 CAD 20,515,000 BNP Paribas SA 03/19/25 435,610
USD 3,879,346 CAD 5,610,000 State Street Bank and Trust Co. 03/19/25 12,535
USD 922,699 CHF 801,000 Toronto Dominion Bank 03/19/25 39,075
USD 3,411,787 EUR 3,227,000 Bank of New York Mellon 03/19/25 57,574
USD 22,685,337 EUR 21,421,000 BNP Paribas SA 03/19/25 419,891
USD 3,916,241 EUR 3,746,000 HSBC Bank plc 03/19/25 22,568
USD 2,133,108 GBP 1,670,000 HSBC Bank plc 03/19/25 62,757
USD 85,179 INR 7,270,000 Credit Agricole Corporate & Investment Bank SA 03/19/25 1,549
USD 7,248,891 JPY 1,083,556,000 Toronto Dominion Bank 03/19/25 229,254
USD 83,230 KRW 118,426,000 JPMorgan Chase Bank NA 03/19/25 1,830
USD 5,708,125 MXN 117,125,000 BNP Paribas SA 03/19/25 93,124

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Tactical Opportunities Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,392,965 PLN 5,634,000 HSBC Bank plc 03/19/25 $ 9,581
USD 1,461,570 SEK 15,844,000 Citibank NA 03/19/25 29,038
USD 1,690,032 SGD 2,253,000 Credit Agricole Corporate & Investment Bank SA 03/19/25 29,353
USD 7,608,772 THB 255,253,000 HSBC Bank plc 03/19/25 10,024
USD 323,014 ZAR 5,791,000 Toronto Dominion Bank 03/19/25 14,145
3,416,775
AUD 293,701,686 USD 189,907,510 Goldman Sachs International 03/19/25 (7,281,295)
AUD 202,360,067 USD 127,263,639 HSBC Bank plc 03/19/25 (1,434,422)
CAD 85,578,869 USD 60,804,198 BNP Paribas SA 03/19/25 (1,817,162)
CHF 7,870,000 USD 9,065,082 State Street Bank and Trust Co. 03/19/25 (383,283)
CLP 37,166,234,000 USD 38,261,112 Goldman Sachs International 03/19/25 (388,013)
EUR 22,655,000 USD 23,997,573 Bank of New York Mellon 03/19/25 (449,481)
EUR 8,041,000 USD 8,469,864 Credit Agricole Corporate & Investment Bank SA 03/19/25 (111,876)
EUR 10,920,000 USD 11,484,015 JPMorgan Chase Bank NA 03/19/25 (133,533)
GBP 11,066,000 USD 14,134,624 Bank of New York Mellon 03/19/25 (415,747)
JPY 9,353,972,396 EUR 59,590,062 Citibank NA 03/19/25 (1,341,040)
JPY 436,511,000 USD 2,920,206 UBS AG 03/19/25 (92,342)
MXN 23,080,000 USD 1,124,636 Toronto Dominion Bank 03/19/25 (18,175)
NOK 9,622,000 USD 866,811 Bank of New York Mellon 03/19/25 (16,747)
NZD 811,000 USD 477,492 Bank of New York Mellon 03/19/25 (19,723)
SEK 13,516,000 USD 1,246,280 Goldman Sachs International 03/19/25 (24,234)
SGD 5,090,000 USD 3,817,061 BNP Paribas SA 03/19/25 (65,238)
USD 595,792 BRL 3,674,000 HSBC Bank plc 03/19/25 (27,113)
USD 5,261,467 EUR 5,092,000 State Street Bank and Trust Co. 03/19/25 (31,267)
USD 4,568,754 SEK 50,544,000 UBS AG 03/19/25 (1,171)
(14,051,862)
$ (10,635,087)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
43.V1 ........... 5 .00 % Quarterly 12/20/29 B+ USD 139,429 $ 12,180,330 $ 11,295,579 $ 884,751
Markit CDX North American
Investment Grade Index
Series 43.V1 ....... 1 .00 Quarterly 12/20/29 BBB+ USD 49,353 1,178,370 1,116,394 61,976
$ 13,358,700 $ 12,411,973 $ 946,727
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day MXIBTIIE Monthly 8.76% Monthly 03/19/25
(a)
03/13/30 MXN 404,000 $ — $ — $ —
1-day MXIBTIIE Monthly 8.85% Monthly 03/19/25
(a)
03/13/30 MXN 245,000 34,302 — 34,302
1-day MXIBTIIE Monthly 8.98% Monthly 03/19/25
(a)
03/13/30 MXN 2,368,000 909,057 — 909,057
1-day MXIBTIIE Monthly 8.98% Monthly 03/19/25
(a)
03/13/30 MXN 2,436,000 958,926 — 958,926

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Tactical Opportunities Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day MXIBTIIE Monthly 8.99% Monthly 03/19/25
(a)
03/13/30 MXN 885,000 $ 357,012 $ — $ 357,012
1-day MXIBTIIE Monthly 9.07% Monthly 03/19/25
(a)
03/13/30 MXN 19,000 10,630 — 10,630
1-day MXIBTIIE Monthly 9.10% Monthly 03/19/25
(a)
03/13/30 MXN 314,000 197,122 — 197,122
1-day MXIBTIIE Monthly 9.12% Monthly 03/19/25
(a)
03/13/30 MXN 1,673,000 1,115,553 — 1,115,553
1-day MXIBTIIE Monthly 9.12% Monthly 03/19/25
(a)
03/13/30 MXN 600,000 403,006 — 403,006
1-day MXIBTIIE Monthly 9.15% Monthly 03/19/25
(a)
03/13/30 MXN 1,331,000 965,415 — 965,415
1-day MXIBTIIE Monthly 9.16% Monthly 03/19/25
(a)
03/13/30 MXN 517,000 385,083 — 385,083
1-day MXIBTIIE Monthly 9.21% Monthly 03/19/25
(a)
03/13/30 MXN 203,000 171,006 — 171,006
1-week
CNREPOFIX_
CFXS Quarterly 1.61% Quarterly 03/19/25
(a)
03/19/30 CNY 778,000 696,673 — 696,673
3-mo. STIBOR Quarterly 2.11% Annual 03/19/25
(a)
03/19/30 SEK 51,000 (39,111) (28,776) (10,335)
3-mo. STIBOR Quarterly 2.16% Annual 03/19/25
(a)
03/19/30 SEK 79,000 (42,195) 25,470 (67,665)
3-mo. STIBOR Quarterly 2.20% Annual 03/19/25
(a)
03/19/30 SEK 235,000 (89,811) 10,106 (99,917)
3-mo. STIBOR Quarterly 2.20% Annual 03/19/25
(a)
03/19/30 SEK 302,000 (114,011) (47,598) (66,413)
6-mo. EURIBOR Semi-Annual 2.22% Annual 03/19/25
(a)
03/19/30 EUR 44,000 (141,434) (6,366) (135,068)
6-mo. EURIBOR Semi-Annual 2.22% Annual 03/19/25
(a)
03/19/30 EUR 596,000 (1,973,724) 1,024,399 (2,998,123)
6-mo. EURIBOR Semi-Annual 2.22% Annual 03/19/25
(a)
03/19/30 EUR 18,000 (58,734) 40,090 (98,824)
3-mo. STIBOR Quarterly 2.22% Annual 03/19/25
(a)
03/19/30 SEK 236,000 (75,112) (13,792) (61,320)
6-mo. EURIBOR Semi-Annual 2.22% Annual 03/19/25
(a)
03/19/30 EUR 21,000 (67,645) (5,785) (61,860)
6-mo. EURIBOR Semi-Annual 2.22% Annual 03/19/25
(a)
03/19/30 EUR 69,000 (226,825) 22,335 (249,160)
3-mo. STIBOR Quarterly 2.23% Annual 03/19/25
(a)
03/19/30 SEK 518,000 (138,557) 180,415 (318,972)
6-mo. EURIBOR Semi-Annual 2.24% Annual 03/19/25
(a)
03/19/30 EUR 47,000 (112,471) (4,075) (108,396)
3-mo. STIBOR Quarterly 2.24% Annual 03/19/25
(a)
03/19/30 SEK 46,000 (8,895) (1,373) (7,522)
3-mo. STIBOR Quarterly 2.24% Annual 03/19/25
(a)
03/19/30 SEK 460,000 (91,894) (33,327) (58,567)
3-mo. STIBOR Quarterly 2.24% Annual 03/19/25
(a)
03/19/30 SEK 759,000 (161,262) 217,126 (378,388)
6-mo. EURIBOR Semi-Annual 2.25% Annual 03/19/25
(a)
03/19/30 EUR 24,000 (44,484) 50,838 (95,322)
3-mo. STIBOR Quarterly 2.27% Annual 03/19/25
(a)
03/19/30 SEK 235,000 (23,076) (3,327) (19,749)
3-mo. STIBOR Quarterly 2.30% Annual 03/19/25
(a)
03/19/30 SEK 1,050,000 34,650 351,359 (316,709)
6-mo. EURIBOR Semi-Annual 2.32% Annual 03/19/25
(a)
03/19/30 EUR 52,000 65,827 1,991 63,836
6-mo. EURIBOR Semi-Annual 2.33% Annual 03/19/25
(a)
03/19/30 EUR 29,000 54,358 (10,295) 64,653
6-mo. EURIBOR Semi-Annual 2.33% Annual 03/19/25
(a)
03/19/30 EUR 163,000 315,829 73,778 242,051
6-mo. EURIBOR Semi-Annual 2.34% Annual 03/19/25
(a)
03/19/30 EUR 29,000 65,719 3,144 62,575
6-mo. EURIBOR Semi-Annual 2.35% Annual 03/19/25
(a)
03/19/30 EUR 78,000 229,988 29,817 200,171
6-mo. EURIBOR Semi-Annual 2.36% Annual 03/19/25
(a)
03/19/30 EUR 16,000 54,573 4,081 50,492
6-mo. EURIBOR Semi-Annual 2.37% Annual 03/19/25
(a)
03/19/30 EUR 43,000 172,788 3,732 169,056
6-mo. EURIBOR Semi-Annual 2.39% Annual 03/19/25
(a)
03/19/30 EUR 55,000 266,159 16,432 249,727
6-mo. EURIBOR Semi-Annual 2.40% Annual 03/19/25
(a)
03/19/30 EUR 21,000 114,944 3,479 111,465
6-mo. EURIBOR Semi-Annual 2.41% Annual 03/19/25
(a)
03/19/30 EUR 51,000 293,403 7,459 285,944
6-mo. EURIBOR Semi-Annual 2.43% Annual 03/19/25
(a)
03/19/30 EUR 35,000 246,435 34,283 212,152
3-mo. STIBOR Quarterly 2.45% Annual 03/19/25
(a)
03/19/30 SEK 157,000 104,849 21,786 83,063
3-mo. STIBOR Quarterly 2.46% Annual 03/19/25
(a)
03/19/30 SEK 161,000 113,107 2,174 110,933
3-mo. STIBOR Quarterly 2.51% Annual 03/19/25
(a)
03/19/30 SEK 344,000 325,820 167,944 157,876
3-mo. HIBOR Quarterly 3.66% Quarterly 03/19/25
(a)
03/19/30 HKD 181,000 105,613 — 105,613
3-mo. HIBOR Quarterly 3.66% Quarterly 03/19/25
(a)
03/19/30 HKD 59,000 34,041 — 34,041
3-mo. HIBOR Quarterly 3.68% Quarterly 03/19/25
(a)
03/19/30 HKD 111,000 74,589 — 74,589
3-mo. HIBOR Quarterly 3.70% Quarterly 03/19/25
(a)
03/19/30 HKD 339,000 284,163 — 284,163
3-mo. HIBOR Quarterly 3.82% Quarterly 03/19/25
(a)
03/19/30 HKD 169,000 253,053 — 253,053
1-day MIBOR Semi-Annual 6.21% Semi-Annual 03/19/25
(a)
03/19/30 INR 11,765,000 778,228 — 778,228
1-day MIBOR Semi-Annual 6.29% Semi-Annual 03/19/25
(a)
03/19/30 INR 3,844,000 403,326 — 403,326
1-day MIBOR Semi-Annual 6.31% Semi-Annual 03/19/25
(a)
03/19/30 INR 2,385,000 268,578 — 268,578
3-mo. JIBAR Quarterly 7.73% Quarterly 03/19/25
(a)
03/19/30 ZAR 894,000 (153,799) — (153,799)
3-mo. JIBAR Quarterly 7.78% Quarterly 03/19/25
(a)
03/19/30 ZAR 559,680 (28,736) — (28,736)
3-mo. JIBAR Quarterly 7.79% Quarterly 03/19/25
(a)
03/19/30 ZAR 1,136,320 (37,147) — (37,147)
3-mo. JIBAR Quarterly 7.91% Quarterly 03/19/25
(a)
03/19/30 ZAR 302,000 67,996 — 67,996
3-mo. JIBAR Quarterly 7.91% Quarterly 03/19/25
(a)
03/19/30 ZAR 1,593,000 376,144 — 376,144
2.70% Semi-Annual
1-day
REPO_CORRA Semi-Annual 03/19/25
(a)
03/19/30 CAD 31,000 (172,106) 8,731 (180,837)
2.78% Semi-Annual
1-day
REPO_CORRA Semi-Annual 03/19/25
(a)
03/19/30 CAD 171,000 (1,365,797) 6,642 (1,372,439)

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Tactical Opportunities Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.72% Semi-Annual
1-day
REPO_CORRA Semi-Annual 03/19/25
(a)
03/19/30 CAD 52,000 $ (317,020) $ 16,237 $ (333,257)
2.57% Semi-Annual
1-day
REPO_CORRA Semi-Annual 03/19/25
(a)
03/19/30 CAD 14,000 2,970 2,970 —
2.68% Semi-Annual
1-day
REPO_CORRA Semi-Annual 03/19/25
(a)
03/19/30 CAD 20,000 (100,141) (20,149) (79,992)
2.80% Semi-Annual
1-day
REPO_CORRA Semi-Annual 03/19/25
(a)
03/19/30 CAD 26,000 (226,827) 9,914 (236,741)
2.69% Semi-Annual
1-day
REPO_CORRA Semi-Annual 03/19/25
(a)
03/19/30 CAD 36,000 (188,329) 10,117 (198,446)
0.29% Annual 1-day SARON Annual 03/19/25
(a)
03/19/30 CHF 9,000 (12,038) (12,038) —
0.61% Annual 1-day SARON Annual 03/19/25
(a)
03/19/30 CHF 93,000 (1,890,247) (282,051) (1,608,196)
4.02% Annual 1-day SOFR Annual 03/19/25
(a)
03/19/30 USD 34,000 11,783 11,783 —
4.03% Annual 1-day SOFR Annual 03/19/25
(a)
03/19/30 USD 36,000 16,272 (47,049) 63,321
4.14% Annual 1-day SOFR Annual 03/19/25
(a)
03/19/30 USD 183,000 (892,472) (1,825) (890,647)
3.87% Annual 1-day SOFR Annual 03/19/25
(a)
03/19/30 USD 15,000 108,880 3,661 105,219
4.15% Annual 1-day SOFR Annual 03/19/25
(a)
03/19/30 USD 27,000 (132,885) 2,140 (135,025)
3.89% Annual 1-day SOFR Annual 03/19/25
(a)
03/19/30 USD 10,000 63,182 (51,463) 114,645
3.91% Annual 1-day SOFR Annual 03/19/25
(a)
03/19/30 USD 45,000 252,079 (16,025) 268,104
4.08% Annual 1-day SOFR Annual 03/19/25
(a)
03/19/30 USD 41,000 (89,793) 23,627 (113,420)
4.13% Annual 1-day SOFR Annual 03/19/25
(a)
03/19/30 USD 18,000 (78,918) (849) (78,069)
4.28% Annual 1-day SOFR Annual 03/19/25
(a)
03/19/30 USD 56,000 (601,616) (241,825) (359,791)
4.03% Annual 1-day SONIA Annual 03/19/25
(a)
03/19/30 GBP 21,000 (120,574) 3,559 (124,133)
4.07% Annual 1-day SONIA Annual 03/19/25
(a)
03/19/30 GBP 67,000 (554,070) (96,464) (457,606)
4.05% Annual 1-day SONIA Annual 03/19/25
(a)
03/19/30 GBP 53,000 (356,736) 89,983 (446,719)
4.09% Annual 1-day SONIA Annual 03/19/25
(a)
03/19/30 GBP 28,000 (251,557) (242,152) (9,405)
4.05% Annual 1-day SONIA Annual 03/19/25
(a)
03/19/30 GBP 18,000 (122,145) (59,976) (62,169)
4.02% Annual 1-day SONIA Annual 03/19/25
(a)
03/19/30 GBP 8,000 (41,096) (11,257) (29,839)
4.01% Annual 1-day SONIA Annual 03/19/25
(a)
03/19/30 GBP 24,000 (109,572) 2,474 (112,046)
4.14% Annual 1-day SONIA Annual 03/19/25
(a)
03/19/30 GBP 12,000 (146,061) (62,600) (83,461)
4.07% Annual 1-day SONIA Annual 03/19/25
(a)
03/19/30 GBP 18,000 (143,463) (4,809) (138,654)
4.08% Annual 1-day SONIA Annual 03/19/25
(a)
03/19/30 GBP 56,000 (470,490) 14,393 (484,883)
4.20% Annual 1-day SONIA Annual 03/19/25
(a)
03/19/30 GBP 21,000 (322,546) 2,907 (325,453)
4.05% Annual 1-day SONIA Annual 03/19/25
(a)
03/19/30 GBP 40,000 (273,631) (13,949) (259,682)
2.75% Semi-Annual 1-day SORA Semi-Annual 03/19/25
(a)
03/19/30 SGD 32,000 (165,088) — (165,088)
2.90% Semi-Annual 1-day SORA Semi-Annual 03/19/25
(a)
03/19/30 SGD 42,000 (438,670) — (438,670)
2.75% Semi-Annual 1-day SORA Semi-Annual 03/19/25
(a)
03/19/30 SGD 36,000 (190,034) — (190,034)
2.74% Semi-Annual 1-day SORA Semi-Annual 03/19/25
(a)
03/19/30 SGD 64,000 (313,754) — (313,754)
2.07% Quarterly 1-day THOR Quarterly 03/19/25
(a)
03/19/30 THB 2,668,000 (414,226) — (414,226)
2.09% Quarterly 1-day THOR Quarterly 03/19/25
(a)
03/19/30 THB 750,000 (131,946) — (131,946)
2.62% Quarterly 3-mo. CD_KSDA Quarterly 03/19/25
(a)
03/19/30 KRW 31,081,000 (10,133) — (10,133)
1.84% Quarterly 3-mo. TWCPBA Quarterly 03/19/25
(a)
03/19/30 TWD 694,000 53,228 — 53,228
1.93% Quarterly 3-mo. TWCPBA Quarterly 03/19/25
(a)
03/19/30 TWD 386,000 (20,211) — (20,211)
1.80% Quarterly 3-mo. TWCPBA Quarterly 03/19/25
(a)
03/19/30 TWD 92,000 12,106 — 12,106
1.92% Quarterly 3-mo. TWCPBA Quarterly 03/19/25
(a)
03/19/30 TWD 687,000 (29,857) — (29,857)
1.91% Quarterly 3-mo. TWCPBA Quarterly 03/19/25
(a)
03/19/30 TWD 846,000 (24,218) — (24,218)
1.90% Quarterly 3-mo. TWCPBA Quarterly 03/19/25
(a)
03/19/30 TWD 714,000 (11,436) — (11,436)
1.90% Quarterly 3-mo. TWCPBA Quarterly 03/19/25
(a)
03/19/30 TWD 891,528 (8,328) — (8,328)
1.91% Quarterly 3-mo. TWCPBA Quarterly 03/19/25
(a)
03/19/30 TWD 560,472 (17,707) — (17,707)
4.30% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 33,000 (234,908) — (234,908)
4.20% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 9,000 (39,107) — (39,107)
4.26% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 33,000 (194,373) 2,973 (197,346)
4.28% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 50,000 (321,326) — (321,326)
4.05% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 83,000 — — —
3.76% Annual 6-mo. PRIBOR Semi-Annual 03/19/25
(a)
03/19/30 CZK 405,000 (199,369) — (199,369)
3.68% Annual 6-mo. PRIBOR Semi-Annual 03/19/25
(a)
03/19/30 CZK 741,000 (263,260) — (263,260)
3.62% Annual 6-mo. PRIBOR Semi-Annual 03/19/25
(a)
03/19/30 CZK 241,000 (53,982) — (53,982)
4.89% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
03/19/30 PLN 95,000 (13,772) — (13,772)
4.89% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
03/19/30 PLN 120,000 (19,923) — (19,923)
4.56% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
03/19/30 PLN 112,000 368,127 — 368,127

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Tactical Opportunities Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.86% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
03/19/30 PLN 129,000 $ 22,039 $ — $ 22,039
4.68% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
03/19/30 PLN 88,000 182,709 — 182,709
4.82% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
03/19/30 PLN 51,600 33,259 — 33,259
4.90% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
03/19/30 PLN 155,000 (45,314) — (45,314)
4.90% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
03/19/30 PLN 34,400 (8,608) — (8,608)
4.93% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
03/19/30 PLN 17,000 (9,444) — (9,444)
4.72% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
03/19/30 PLN 37,000 60,851 — 60,851
4.86% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
03/19/30 PLN 66,000 11,970 — 11,970
$ (3,280,627) $ 1,185,154 $ (4,465,781)
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
14.66% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 177,000 $ — $ — $ –
14.96% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 118,000 (209,383) — (209,383)
15.00% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 216,000 (428,850) — (428,850)
15.05% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 116,000 (252,805) — (252,805)
15.12% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 5,000 (14,527) — (14,527)
15.25% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 138,000 (508,169) — (508,169)
$ (1,413,734) $ — $ (1,413,734)
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
BOVESPA Index Futures
February 2025 ......... BRL (63,559,249) Merrill Lynch International & Co. 02/12/25 BRL 63,559 $ (529,679) $ — $ (529,679)
BOVESPA Index Futures
February 2025 ......... BRL (399,138,193) Merrill Lynch International & Co. 02/12/25 BRL 399,138 (26,785) — (26,785)
Taiwan Capitalization Weighted
Stock Index Futures February
2025 ................ TWD 354,874,716 Citibank NA 02/19/25 TWD 354,875 158,827 — 158,827
Taiwan Capitalization Weighted
Stock Index Futures February
2025 ................ TWD 2,571,082,422 Citibank NA 02/19/25 TWD 2,571,082 1,929,063 — 1,929,063
KOSPI 200 Index Futures March
2025 ................ KRW (59,294,228,700) Merrill Lynch International & Co. 03/13/25 KRW 59,294,229 (2,155,985) — (2,155,985)
KOSPI 200 Index Futures March
2025 ................ KRW (5,444,229,600) Merrill Lynch International & Co. 03/13/25 KRW 5,444,230 (143,338) — (143,338)
KOSPI 200 Index Futures March
2025 ................ KRW (7,824,529,250) Merrill Lynch International & Co. 03/13/25 KRW 7,824,529 (164,209) — (164,209)

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Tactical Opportunities Fund

OTC Total Return Swaps - Future (continued)
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
KOSPI 200 Index Futures March
2025 ................ KRW (18,340,231,650) Merrill Lynch International & Co. 03/13/25 KRW 18,340,232 $ 93,501 $ — $ 93,501
KOSPI 200 Index Futures March
2025 ................ KRW (11,216,132,400) Merrill Lynch International & Co. 03/13/25 KRW 11,216,132 (232,789) — (232,789)
KOSPI 200 Index Futures March
2025 ................ KRW (15,379,161,600) Merrill Lynch International & Co. 03/13/25 KRW 15,379,162 57,923 — 57,923
KOSPI 200 Index Futures March
2025 ................ KRW (35,541,821,800) Merrill Lynch International & Co. 03/13/25 KRW 35,541,822 (539,438) — (539,438)
KOSPI 200 Index Futures March
2025 ................ KRW (6,910,524,600) Merrill Lynch International & Co. 03/13/25 KRW 6,910,525 (49,536) — (49,536)
Mexican Bolsa Index Futures
March 2025 ........... MXN (738,406,911) Merrill Lynch International & Co. 03/21/25 MXN 738,407 381,918 — 381,918
Mexican Bolsa Index Futures
March 2025 ........... MXN (177,454,599) Merrill Lynch International & Co. 03/21/25 MXN 177,455 13,089 — 13,089
Mexican Bolsa Index Futures
March 2025 ........... MXN (155,607,183) Merrill Lynch International & Co. 03/21/25 MXN 155,607 (141,169) — (141,169)
Swiss Market Index Futures
March 2025 ........... CHF 6,496,386 HSBC Bank plc 03/21/25 CHF 6,496 739,033 — 739,033
Swiss Market Index Futures
March 2025 ........... CHF 7,593,555 HSBC Bank plc 03/21/25 CHF 7,594 639,193 — 639,193
Swiss Market Index Futures
March 2025 ........... CHF 11,972,830 HSBC Bank plc 03/21/25 CHF 11,973 1,216,898 — 1,216,898
Swiss Market Index Futures
March 2025 ........... CHF 20,724,065 HSBC Bank plc 03/21/25 CHF 20,724 1,689,810 — 1,689,810
Swiss Market Index Futures
March 2025 ........... CHF 11,490,039 HSBC Bank plc 03/21/25 CHF 11,490 780,259 — 780,259
Swiss Market Index Futures
March 2025 ........... CHF 7,109,048 HSBC Bank plc 03/21/25 CHF 7,109 894,968 — 894,968
$ 4,611,554 $ — $ 4,611,554
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
S&P 500 Total Return
Index .......... Quarterly
1-day SOFR plus
0.65% Quarterly
Merrill Lynch International
& Co. 05/23/25 USD 588,913 $ (1,019,903) $ — $ (1,019,903)
S&P 500 Total Return
Index .......... Quarterly
1-day SOFR plus
0.70% Quarterly Citibank NA 07/28/25 USD 351,272 (1,532,715) — (1,532,715)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR minus
0.25% Quarterly BNP Paribas SA 08/28/25 USD 6,304 (597,024) — (597,024)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR plus
0.20% Quarterly
JPMorgan Chase Bank
NA 08/28/25 USD 40,600 (3,326,664) — (3,326,664)
1-day SOFR plus 0.63% Quarterly
Russell 1000 Value
Index Total Return Quarterly
Morgan Stanley & Co.
International plc 10/06/25 USD 54,037 1,950,424 — 1,950,424
1-day SOFR plus 1.08% Quarterly
Russell 1000 Value
Index Total Return Quarterly
Merrill Lynch International
& Co. 10/06/25 USD 7,469 267,285 — 267,285
$ (4,258,597) $ — $ (4,258,597)

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Tactical Opportunities Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .05%
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 6 .65
1-day MXIBTIIE ....................................... Mexico Interbank TIIE 1-day 10 .03
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 3 .05
1-day SARON ........................................ Swiss Average Rate Overnight 0 .43
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .32
1-day SONIA ......................................... Sterling Overnight Index Average 4 .70
1-day SORA ......................................... Singapore Overnight Rate Average 2 .63
1-day THOR ......................................... Thailand Overnight Repo Rate ON 2 .24
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 1 .90
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3 .03
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 3 .81
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 7 .56
3-mo. STIBOR ....................................... Stockholm Interbank Offered Rate 2 .35
3-mo. TWCPBA ....................................... Taiwan Secondary Markets Bills Rate 1 .68
6-mo. BBR .......................................... Australian Bank Bill Rate 4 .31
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .59
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .70
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5 .71
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ — $ — $ —
Common Stocks
Aerospace & Defense .................................... 41,218,590 13,350,382 — 54,568,972
Air Freight & Logistics .................................... 9,170,638 — — 9,170,638
Automobile Components .................................. 39,789 372,253 — 412,042
Automobiles .......................................... 17,359,382 4,273,717 — 21,633,099
Banks ............................................... 34,629,065 55,976,064 — 90,605,129
Beverages ........................................... 80,627 1,843,125 — 1,923,752
Biotechnology ......................................... 26,418,111 5,157,094 — 31,575,205
Broadline Retail ........................................ 62,960,576 5,488,212 — 68,448,788
Building Products ....................................... 10,844,879 3,594,361 — 14,439,240
Capital Markets ........................................ 63,931,476 16,113,467 — 80,044,943
Chemicals ............................................ 1,105,582 1,640,233 — 2,745,815
Commercial Services & Supplies ............................. 24,557,901 1,389,433 — 25,947,334

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Tactical Opportunities Fund

Level 1 Level 2 Level 3 Total
Communications Equipment ................................ $ 11,618,440 $ — $ — $ 11,618,440
Construction & Engineering ................................ 9,913,972 5,032,293 — 14,946,265
Construction Materials .................................... — 9,861,931 — 9,861,931
Consumer Finance ...................................... 5,051,492 — — 5,051,492
Consumer Staples Distribution & Retail ........................ 26,888,258 600,360 — 27,488,618
Containers & Packaging .................................. 2,214,981 — — 2,214,981
Diversified Consumer Services .............................. 162,475 — — 162,475
Diversified REITs ....................................... — 116,545 — 116,545
Diversified Telecommunication Services ........................ 12,596,513 15,799,697 — 28,396,210
Electric Utilities ........................................ 2,330,704 6,412,845 — 8,743,549
Electrical Equipment ..................................... 8,292,423 13,305,904 — 21,598,327
Electronic Equipment, Instruments & Components ................. 8,705,416 1,658,178 — 10,363,594
Entertainment ......................................... 22,542,918 1,876,294 — 24,419,212
Financial Services ...................................... 25,276,119 8,220,387 — 33,496,506
Food Products ......................................... 2,933,845 1,410,393 — 4,344,238
Gas Utilities ........................................... 713,450 219,879 — 933,329
Ground Transportation ................................... 74,213 — — 74,213
Health Care Equipment & Supplies ........................... 28,816,646 3,099,693 — 31,916,339
Health Care Providers & Services ............................ 67,843,394 149,712 — 67,993,106
Health Care REITs ...................................... 222,964 — — 222,964
Health Care Technology .................................. 887,069 — — 887,069
Hotel & Resort REITs .................................... 59,127 — — 59,127
Hotels, Restaurants & Leisure .............................. 28,969,195 1,527,513 — 30,496,708
Household Durables ..................................... 7,255,951 4,663,889 — 11,919,840
Household Products ..................................... 908,986 2,497,503 — 3,406,489
Independent Power and Renewable Electricity Producers ............ 135,965 — — 135,965
Industrial Conglomerates .................................. — 5,500,913 — 5,500,913
Industrial REITs ........................................ — 1,116,542 — 1,116,542
Insurance ............................................ 24,452,447 23,037,109 — 47,489,556
Interactive Media & Services ............................... 86,586,051 916,515 — 87,502,566
IT Services ........................................... 19,696,479 6,205,743 — 25,902,222
Leisure Products ....................................... 858,836 — — 858,836
Life Sciences Tools & Services .............................. 3,032,838 1,641,910 — 4,674,748
Machinery ............................................ 15,523,613 7,837,985 — 23,361,598
Marine Transportation .................................... — 1,779,994 — 1,779,994
Media ............................................... 1,207,842 1,113,173 — 2,321,015
Metals & Mining ........................................ 34,838,126 16,258,913 — 51,097,039
Multi-Utilities .......................................... 483,605 5,548,503 — 6,032,108
Office REITs .......................................... 171,151 161,766 — 332,917
Oil, Gas & Consumable Fuels ............................... 33,216,706 9,752,726 — 42,969,432
Passenger Airlines ...................................... 611,014 894,193 — 1,505,207
Personal Care Products .................................. — 5,192,734 — 5,192,734
Pharmaceuticals ....................................... 24,271,025 22,321,497 — 46,592,522
Professional Services .................................... 12,810,571 9,916,857 — 22,727,428
Real Estate Management & Development ....................... 1,074,638 2,668,017 — 3,742,655
Residential REITs ....................................... 5,939,679 — — 5,939,679
Retail REITs .......................................... 6,135,012 388,053 — 6,523,065
Semiconductors & Semiconductor Equipment .................... 125,718,018 10,884,714 — 136,602,732
Software ............................................. 133,207,632 11,444,396 — 144,652,028
Specialized REITs ...................................... 11,462,477 — — 11,462,477
Specialty Retail ........................................ 23,737,003 1,865,414 — 25,602,417
Technology Hardware, Storage & Peripherals .................... 58,630,739 2,206,196 — 60,836,935
Textiles, Apparel & Luxury Goods ............................ 3,948,321 4,552,686 — 8,501,007
Tobacco ............................................. 9,759,855 3,213,739 — 12,973,594
Trading Companies & Distributors ............................ 16,825,975 7,441,402 — 24,267,377
Transportation Infrastructure ............................... — 208,038 — 208,038
Water Utilities ......................................... — 671,391 — 671,391
Wireless Telecommunication Services ......................... — 9,526,118 — 9,526,118
Other Interests .......................................... — — — —
Preferred Securities ....................................... 682,446 — — 682,446
Rights ................................................ — — 2,555 2,555
Short-Term Securities
Money Market Funds ...................................... 20,192,487 — — 20,192,487
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Tactical Opportunities Fund

Level 1 Level 2 Level 3 Total
U.S. Treasury Obligations ................................... $ — $ 359,531,903 $ — $ 359,531,903
$ 1,241,805,718 $ 719,450,497 $ 2,555 $ 1,961,258,770
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 946,727 $ — $ 946,727
Equity contracts ........................................... 3,363,574 32,143,126 — 35,506,700
Foreign currency exchange contracts ............................ — 3,416,775 — 3,416,775
Interest rate contracts ....................................... 28,735,514 12,209,088 — 40,944,602
Liabilities
Equity contracts ........................................... (7,271,000) (20,609,109) — (27,880,109)
Foreign currency exchange contracts ............................ — (14,051,862) — (14,051,862)
Interest rate contracts ....................................... (17,341,962) (18,088,603) — (35,430,565)
$ 7,486,126 $ (4,033,858) $ — $ 3,452,268
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
CZK Czech Koruna
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CDI Crest Depository Interests
CNREPOFIX_CFXS China Fixing Repo Rates
CVA Certification Van Aandelon (Dutch Certificate)
CVR Contingent Value Rights
EURIBOR Euro Interbank Offered Rate
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE
Nasdaq National Association of Securities Dealers Automated Quotations
OMX Stockholm Nordic Exchange
OTC Over-the-counter
PRIBOR Prague Interbank Offered Rate
REIT Real Estate Investment Trust
REPO_CORRA Canadian Overnight Repo Rate
SARON Swiss Average Rate Overnight
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
STIBOR Stockholm Interbank Offered Rate
THOR Thailand Overnight Repo Rate ON
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate
Fair Value Hierarchy as of Period End (continued)